Deferred Revenue/Income	9 Months Ended
Sep. 30, 2020
Deferred Revenue/Income
Deferred Revenue/Income

15. Deferred Revenue/Income

The following table shows a reconciliation in the current reporting period related to carried-forward deferred revenue/income.

	September 30, 2019	September 30, 2020
Deferred revenue/income–beginning of period	301,774	485,087
Additions	224,996	611,030
Recognition	(169,233)	(282,991)
Effects on foreign exchange adjustment	2,535	(1,900)
Deferred revenue/income–end of period	360,072	811,226

Deferred revenue mainly includes the transaction price allocated to the performance obligations that are unsatisfied, or partially satisfied, which mainly arises from the undelivered charging pile, the vehicle internet connection service, the extended lifetime warranty service, the points offered to customers as well as free battery swapping service embedded in the vehicle sales contract, with unrecognized deferred revenue balance of RMB405,326 and RMB749,153 as of December 31, 2019 and September 30, 2020.

The Group expects that 35% of the transaction price allocated to unsatisfied performance obligation as at September 30, 2020 will be recognized as revenue during the period from October 1, 2020 to September 30, 2021. The remaining 65% will be recognized during the period from October 1, 2021 to September 30, 2025.

Deferred income includes the reimbursement from a depository bank in connection with the advancement of the Company’s ADR and investor relations programs in the next five years. The Company initially recorded the payment from the depository bank as deferred income and then recognized as other gain over the beneficial period, with unrecognized deferred income balance of RMB79,761 and RMB62,073 as of December 31, 2019 and September 30, 2020.